CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Statement of Income Captions [Line Items]
Net revenues		¥ 1,579,604	¥ 1,178,008	¥ 836,941
Cost of revenues	[1]	(449,104)	(333,559)	(240,084)
Gross profit		1,130,500	844,449	596,857
Selling and marketing expenses	[1]	(527,553)	(384,954)	(261,489)
General and administrative expenses	[1]	(307,519)	(251,298)	(183,998)
Research and development expenses	[1]	(65,594)	(50,515)	(33,454)
Operating income		229,834	157,682	117,916
Interest income		23,974	42,732	26,802
Other income		15,960	11,812	14,568
Loss on foreign currency forward contract		(12,898)
Foreign currency exchange gains (losses)		3,760	(29,499)	7,359
Income before income taxes		260,630	182,727	166,645
Income tax expense		(18,776)	(3,967)	(14,795)
Net income		241,854	178,760	151,850
Accretion of convertible redeemable preferred shares				(3,530)
Net income attributable to Class A and Class B ordinary shareholders		¥ 241,854	¥ 178,760	¥ 148,320
Basic earnings per Class A and Class B ordinary share		¥ 4.35	¥ 3.32	¥ 3.11
Diluted earnings per Class A and Class B ordinary share		¥ 4.10	¥ 3.04	¥ 2.69
Net income		¥ 241,854	¥ 178,760	¥ 151,850
Other comprehensive income (loss)
Foreign currency translation adjustment, net of nil income taxes		22,972	34,748	(2,896)
Unrealized holding gains on available for sale securities, net of RMB42 income taxes		5,235
Less: reclassification adjustment for gains on available for sale securities realized in net income, net of RMB42 income taxes		(235)
Comprehensive income		¥ 269,826	¥ 213,508	¥ 148,954

[1]	Includes share-based compensation expense as follows (note 14):